Goodwill, Intangible Assets and Acquisitions - Allocation of Consideration (Details) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 01, 2021	May 01, 2021	Oct. 31, 2020	Aug. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business combination allocated based on fair value of the assets and the liabilities
Goodwill						$ 130,405	$ 61,712	$ 28,989	$ 29,346
Maximum
Acquisitions, Goodwill and Intangible Assets
Finite-Lived Intangible Asset, Useful Life						10 years
Minimum
Acquisitions, Goodwill and Intangible Assets
Finite-Lived Intangible Asset, Useful Life						3 years
JM Tech
Business combination allocated based on fair value of the assets and the liabilities
Consideration			$ 218,590
Redeemable non-controlling interest			55,192
Non-controlling interest			16,133
Short-term investments acquired			155,205
Other assets acquired			26,087
Identifiable intangible assets acquired			124,196
Goodwill			30,075
Liabilities assumed			(45,648)
Total			$ 289,915
Revenue increase due to acquisition						$ 11,500
Net income increase due to business acquisition						$ 7,200
JM Tech | Maximum
Acquisitions, Goodwill and Intangible Assets
Finite-Lived Intangible Asset, Useful Life			10 years
JM Tech | Minimum
Acquisitions, Goodwill and Intangible Assets
Finite-Lived Intangible Asset, Useful Life			4 years
A mobile app company
Acquisitions, Goodwill and Intangible Assets
Cash consideration					$ 39,500
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired					$ 16,500
Equity interest acquired					51.20%
Equity interest held					34.80%
A mobile app company | Maximum
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired, estimated lives					10 years
A mobile app company | Minimum
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired, estimated lives					3 years
Wuta application
Business combination allocated based on fair value of the assets and the liabilities
Consideration		$ 39,540
Fair value of previously held equity interest		26,875
Non-controlling interest		10,811
Cash and short-term investments acquired		5,786
Other assets acquired		6,801
Identifiable intangible assets acquired		16,495
Goodwill		51,034
Liabilities assumed		(2,890)
Total		$ 77,226
An E-sports team
Business combination allocated based on fair value of the assets and the liabilities
Consideration	$ 30,953
Identifiable intangible assets acquired	19,274			$ 19,300
Goodwill	14,745
Liabilities assumed	(3,066)
Total	$ 30,953
Identifiable intangible assets acquired, estimated lives				10 years
A mobile app company
Business combination allocated based on fair value of the assets and the liabilities
Total equity interest		86.00%